LOAN PAYABLE (Details Narrative) - USD ($)	Dec. 07, 2023	Nov. 02, 2023	Sep. 30, 2023	May 31, 2022
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				4,800
Promissory Note [Member] | Deep Medicine Acquisition Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			$ 84,617
Loan Agreement [Member] | Deep Medicine Acquisition Corp [Member] | PIPE Investors [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount	$ 5,000,000	$ 8,000,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	454,545	727,273
Convertible Debt	$ 11,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,000,000
Restated Loan Agreement [Member] | Deep Medicine Acquisition Corp [Member] | PIPE Investors [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	45,455	227,273
Debt Instrument, Increase (Decrease), Net	$ 500,000	$ 2,500,000